Income taxes - Schedule income tax expense for the period (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate			$ (3,829)	$ (4,866)
State income taxes			(341)	(571)
Foreign rate differential			21	(2)
Research and development credits			(2,312)	(1,900)
Change in unrecognized tax benefits			867	712
Non-deductible stock-based compensation			320	211
Non-deductible permanent expenses			20	173
Other			(127)	89
Change in valuation allowance			5,450	6,223
Provision for income taxes	$ 0	$ 0	$ 69	$ 69